STATEMENTS OF OPERATIONS (CAD)	12 Months Ended		222 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Expenses
Depreciation	79	212	7,252
Consulting (Note 7)	11,750		284,700
Consulting - stock based compensation			2,926,980
Financing fee - stock based compensation			90,096
Interest and bank charges	4,207	3,514	32,564
Management fees (Note 7)	45,000	60,000	1,260,654
Mineral property costs (recovery) (Note 4)		(70,169)	11,324,777
Office and sundry	40,302	33,474	666,156
Professional fees	37,606	41,872	696,789
Travel and promotion	712	3,251	310,763
Loss Before Other Items	(139,656)	(72,154)	(17,600,731)
Fair value adjustment of derivative liabilities		1,115	333,965
Gain on debt settlement	168,417	20,000	188,417
Loss on disposal of assets (Note 3)	(592)		(592)
Net Income (Loss) Before Income Taxes	28,169	(51,039)	(17,078,941)
Deferred income tax recovery			67,162
Net Income (Loss) and Comprehensive Income (Loss)	28,169	(51,039)	(17,011,779)
Net Income (Loss) Per Share
Basic and Diluted (in dollars per share)	0.00	0.00
Weighted Average Common Shares Outstanding
Basic (in shares)	13,742,223	12,791,921